Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Dates
31-Aug-2024
Actual/360 Days
32
30/360 Days
30
16-Sep-2024
15-Sep-2024
Collection Period No.
36
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Aug-2024
12-Sep-2024
13-Sep-2024
16-Sep-2024
15-Aug-2024
15-Aug-2024
Summary
Beginning
Balance
0.00
0.00
134,358,666.14
130,000,000.00
Principal
Payment
0.00
0.00
18,777,456.64
0.00
Ending
Balance
0.00
0.00
115,581,209.50
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
33.531173
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.206395
1.000000
264,358,666.14
245,581,209.50
18,777,456.64
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
304,935,640.19
4,959,170.16
309,894,810.35
40,576,974.05
286,158,183.55
4,586,473.16
290,744,656.71
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
51,504.16
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.091972
0.608333
Interest & Principal
Payment
0.00
0.00
18,828,960.80
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
33.623144
0.608333
$18,908,044.13
T
otal
$130,587.49

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
20,138,140.56
0.00
20,138,140.56
18,492,471.47
979,835.51
335,443.68
232,950.89
0.00
0.00
97,439.01
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
258,245.68
0.00
0.00
130,587.49
0.00
0.00
18,777,456.64
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
20,138,140.56
971,850.75
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
258,245.68
0.00
0.00
0.00
258,245.68
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
130,587.49
0.00
0.00
51,504.16
79,083.33
0.00
0.00
0.00
0.00
0.00
130,587.49
0.00
0.00
51,504.16
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
130,587.49
130,587.49
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
18,777,456.64
0.00
0.00
0.00
18,777,456.64
Aggregate Principal Distributabl
e
Amount
18,777,456.64
18,777,456.64
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
17,172.87
80,266.14
97,439.01
4,057,697.40
0.00
17,172.87
17,172.87
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Pool Statistics
Pool Data
3.76%
24.60
45.60
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
309,894,810.35
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
290,744,656.71
18,819
19,386
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
13,290,824.12
5,201,647.35
0.00
657,682.17
Pool Factor
17.54%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
18,819
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.20%
1.33%
0.34%
0.14%
100.00%
285,509,033.79
3,853,611.87
978,373.79
403,637.26
290,744,656.71
18,594
165
45
15
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.475%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
9,309.58
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.426%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
9,169,937.03
99,210.13
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
33
985
Losses
(1)
Amount
657,682.17
334,594.74
223,877.30
Number of Receivables
Number of Receivables
Amount
27,763,866.56
11,214,794.26
7,379,135.27
Current
Cumulative
0.553%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
0.396%
0.486%
0.865%
(0.045%)